Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue Streams	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 585,365,937	$ 82,647,287	¥ 682,292,979	¥ 933,791,519
Online AR advertising services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	571,842,123	80,737,872	480,322,821	436,475,875
Mobile games [Member]
Disaggregation of Revenue [Line Items]
Total revenues	732,505	103,422	1,356,556	13,498,964
Sales of semiconductor products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	12,791,309	1,805,993	200,613,602	448,958,274
Software Development [Member]
Disaggregation of Revenue [Line Items]
Total revenues				¥ 34,858,406